Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Instruments by Category
(a)	Financial instruments by category

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	63,488	359,960
Financial assets at fair value through other comprehensive income
Designation of equity instruments	262,007	384,521
Financial assets at amortized cost
Cash and cash equivalents	4,113,651	5,906,176
Financial assets at amortized cost	254,801	66,778
Notes receivable	599	1,035
Accounts receivable	5,364,156	6,344,246
Other receivables	51,436	86,879
Refundable deposits	21,186	21,278

	10,131,324	13,170,873

Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	—	731,751
Notes payable	2,899	23
Accounts payable	966,821	1,012,391
Other payables	3,249,403	4,378,439
Long-term bank loans (including current portion)	7,733,565	9,413,365
Lease liabilities (including current portion)	870,495	851,251
Guarantee deposits	21,670	21,625

	12,844,853	16,408,845

Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2020
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	175,840	28.4800	5,007,923
JPY000	137,635	0.2763	38,029
RMB000	6,838	4.3770	29,930
Non-monetary items
JPY000	948,270	0.2763	262,007
RMB000	690,178	4.3770	3,020,908
Financial liabilities
Monetary items
US$000	26,410	28.4800	752,157
JPY000	1,538,241	0.2763	425,016

	December 31, 2021
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	188,143	27.6800	5,207,798
JPY000	141,523	0.2405	34,036
RMB000	4,944	4.3440	21,477
Non-monetary items
JPY000	1,598,839	0.2405	384,521
RMB000	827,811	4.3440	3,596,012
Financial liabilities
Monetary items
US$000	53,042	27.6800	1,468,203
JPY000	1,089,668	0.2405	262,005

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency	Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2019
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	282,365	—
JPY000	5%	3,682	—
RMB000	5%	1,334	—
Financial liabilities
Monetary items
US$000	5%	11,793	—
JPY000	5%	14,261	—

	Year ended December 31, 2020
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	250,396	—
JPY000	5%	1,901	—
RMB000	5%	1,497	—
Financial liabilities
Monetary items
US$000	5%	37,608	—
JPY000	5%	21,251	—

	Year ended December 31, 2021
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	260,390	—
JPY000	5%	1,702	—
RMB000	5%	1,074	—
Financial liabilities
Monetary items
US$000	5%	73,410	—
JPY000	5%	13,103	—

Summary of Loss Rate Methodology	As of December 31, 2020 and 2021 the loss rate methodologies are as follows:

	December 31, 2020
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	389,133	5,365,776	51,446
Loss allowance	(117)	(1,620)	(10)

	December 31, 2021
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	400,375	6,346,156	86,895
Loss allowance	(120)	(1,910)	(16)

Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables
7.	Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2019
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(135)	(2,141)	(13)
Provision for impairment loss	—	—	(5)
Reversal of impairment loss	21	790	—

December 31	(114)	(1,351)	(18)

	2020
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(114)	(1,351)	(18)
Provision for impairment loss	(3)	(269)	—
Reversal of impairment loss	—	—	8

December 31	(117)	(1,620)	(10)

	2021
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(117)	(1,620)	(10)
Provision for impairment loss	(3)	(290)	(6)

December 31	(120)	(1,910)	(16)

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

	December 31, 2020
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	846,401	3,558,597	2,198,717	1,487,808	8,091,523
Lease liabilities	145,594	160,146	54,689	718,752	1,079,181
Guarantee deposits	—	—	—	21,670	21,670

	991,995	3,718,743	2,253,406	2,228,230	9,192,374

	December 31, 2021
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Short-term bank loans	733,523	—	—	—	733,523
Long-term bank loans	114,953	2,817,662	4,568,521	2,265,350	9,766,486
Lease liabilities	182,186	119,748	54,113	691,764	1,047,811
Guarantee deposits	—	—	—	21,625	21,625

	1,030,662	2,937,410	4,622,634	2,978,739	11,569,445

Summary of Natures of Assets and Liabilities
i)	The related information of natures of the assets and liabilities are as follows:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	53,120	—	—	53,120
- Foreign partnership interests	—	—	10,368	10,368
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	262,007	262,007

	53,120	—	272,375	325,495

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	359,960	—	—	359,960
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	384,521	384,521

	359,960	—	384,521	744,481

Summary of Movements of Level 3
(d)	The following table shows the movements of Level 3 for the years ended December 31, 2020 and 2021:

	December 31, 2020
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	11,038	121,808	132,846
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(670)	—	(670)
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	140,199	140,199

December 31	10,368	262,007	272,375

	December 31, 2021
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	10,368	262,007	272,375
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(941)	—	(941)
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	122,514	122,514
Sold in the period	(9,427)	—	(9,427)

December 31	—	384,521	384,521

Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level 3 Fair Value Measurement
(f)	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2020	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative debt instrument:
Foreign partnership interests	10,368	Discounted cash flow	Discount rate	0.30%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	262,007	Comparable companies	Price to book ratio multiple	1.97	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	12.00	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2021	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	384,521	Comparable companies	Price to book ratio multiple	3.46	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	9.43	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized

			December 31, 2020
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	30	30
	Enterprise value to EBITDA multiple	± 1%	—	—	2,153	2,153
	Discount for lack of marketability	± 1%	—	—	3,142	3,084

			—	—	5,325	5,267

			December 31, 2021
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Price to book ratio multiple	±1%	—	—	46	46
	Enterprise value to EBITDA multiple	±1%	—	—	3,443	3,443
	Discount for lack of marketability	±1%	—	—	4,585	4,585

			—	—	8,074	8,074